UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Legacy Capital Partners, Inc.

Address:  1200 N. Mayfair Road, Suite 360

          Milwaukee, WI  53226



Form 13F File Number:  028-13348


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Jeffry J. Brigman

Title:  Vice President, CCO

Phone:  (414) 271-1664



Signature, Place, and Date of Signing:



/s/Jeffry J. Brigman                Milwaukee, WI          March 31,2012
-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 104 data records

Form 13F Information Table Value Total:   127511(thousands)

List of Other Included Managers:



Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


       none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101     1521    16450 SH       Sole                                      16450
AT&T Corp.                     COM              00206r102     1439    38159 SH       Sole                                      38159
Abbott Laboratories            COM              002824100     2331    33993 SH       Sole                     1000             32993
Accenture Ltd. Cl A            COM              g1151c101     1354    19327 SH       Sole                     2100             17227
Ace Limited                    COM              h0023r105     1057    13975 SH       Sole                     2150             11825
Alliant Energy Corp.           COM              018802108      263     6046 SH       Sole                                       6046
Altria Group Inc.              COM              02209s103     1225    36665 SH       Sole                                      36665
Anadarko Petroleum Corporation COM              032511107     2006    28686 SH       Sole                     1300             27386
Apache                         COM              037411105     1282    14818 SH       Sole                     1000             13818
Apple Computer                 COM              037833100     7346    11011 SH       Sole                      200             10811
Bank of America Corp           COM              060505104      286    32310 SH       Sole                                      32310
Bank of Montreal               COM              063671101     1433    24268 SH       Sole                                      24268
Barclays Bank Ipath S&P Future COM              06740c188     1193   132500 SH       Sole                                     132500
Barrick Gold                   COM              067901108      254     6080 SH       Sole                                       6080
Berkshire Hathaway Cl. B       COM              084670207      269     3048 SH       Sole                                       3048
Bristol-Myers Squibb Co.       COM              110122108      465    13775 SH       Sole                                      13775
Celgene Corporation            COM              151020104     1447    18928 SH       Sole                     2700             16228
Cenovus Energy Inc             COM              15135u109     1188    34085 SH       Sole                     2000             32085
Central Fund of Canada Limited COM              153501101     1141    47900 SH       Sole                                      47900
Central GoldTrust              COM              153546106     4680    68695 SH       Sole                     3745             64950
Chevron Corp.                  COM              166764100     2015    17285 SH       Sole                      800             16485
Chubb Corp.                    COM              171232101     1178    15435 SH       Sole                     2900             12535
Church & Dwight Co.            COM              171340102      881    16310 SH       Sole                                      16310
Clarcor Inc                    COM              179895107      224     5012 SH       Sole                                       5012
Clorox Co.                     COM              189054109      259     3586 SH       Sole                                       3586
Coca-Cola Co.                  COM              191216100     4155   109527 SH       Sole                     4800            104727
Colgate Palmolive Co.          COM              194162103     3350    31235 SH       Sole                     1200             30035
Collection House               COM              Q2621Z109       22    20000 SH       Sole                                      20000
ConocoPhillips                 COM              20825c104     2710    47385 SH       Sole                      400             46985
CopyTele Inc                   COM              217721109        4    15000 SH       Sole                                      15000
Covance Inc.                   COM              222816100      702    15025 SH       Sole                                      15025
Cross Timbers Royalty Trust    COM              22757r109      238     7570 SH       Sole                                       7570
DNP Select Income Fund         COM              23325p104      634    64200 SH       Sole                    11000             53200
Donaldson Company Inc.         COM              257651109      320     9212 SH       Sole                     2800              6412
E. I. du Pont de Nemours       COM              263534109     1399    27820 SH       Sole                                      27820
EMC Corp.                      COM              268648102      766    28055 SH       Sole                     1500             26555
Eldorado Gold Corp.            COM              284902103      237    15500 SH       Sole                                      15500
Exact Sciences Corporation     COM              30063p105      187    17000 SH       Sole                                      17000
Exxon Mobil                    COM              30231G102     3802    41564 SH       Sole                     2000             39564
Fastenal                       COM              311900104      458    10639 SH       Sole                      400             10239
Firstenergy Corp.              COM              337932107     1297    29410 SH       Sole                                      29410
Fiserv Inc.                    COM              337738108      318     4287 SH       Sole                     1000              3287
Freeport McMoran CP & GLD Cl B COM              35671D857     1031    26029 SH       Sole                      200             25829
General Dynamics               COM              369550108     1439    21750 SH       Sole                      200             21550
Gilead Sciences Inc.           COM              375558103     1640    24715 SH       Sole                     3150             21565
Glaxosmithkline PLC            COM              37733w105      590    12750 SH       Sole                     2650             10100
Google, Inc.                   COM              38259p508      227      300 SH       Sole                                        300
GreenHaven Continuous Commodit COM              395258106      273     8950 SH       Sole                      500              8450
Halliburton Co.                COM              406216101      633    18780 SH       Sole                                      18780
Harris Cp                      COM              413875105      939    18321 SH       Sole                     2900             15421
Healthcare Services            COM              421906108     1797    78575 SH       Sole                     3200             75375
IBM Corp.                      COM              459200101     3828    18448 SH       Sole                      850             17598
Idexx Laboratories Corp.       COM              45168d104      206     2070 SH       Sole                      300              1770
Integrys Energy Group          COM              45822p105     1763    33770 SH       Sole                     1550             32220
Intel Corp.                    COM              458140100     3873   170918 SH       Sole                     7500            163418
Jazz Pharmaceuticals plc       COM              G50871105      690    12091 SH       Sole                     1500             10591
Johnson & Johnson              COM              478160104     3031    43979 SH       Sole                     2650             41329
KLA-Tencor Corp.               COM              482480100      988    20696 SH       Sole                     2600             18096
Lehman Trikes Inc.             COM              525216107        0    35000 SH       Sole                                      35000
Lilly, Eli & Co.               COM              532457108      378     7952 SH       Sole                                       7952
Market Vectors ETF Tr Gold Min COM              57060u100     2258    42045 SH       Sole                     1500             40545
Market Vectors ETF Tr Jr Gold  COM              57060U589      232     9350 SH       Sole                                       9350
McDonalds Corp.                COM              580135101     1879    20473 SH       Sole                                      20473
Mckesson Corp.                 COM              58155Q103      609     7075 SH       Sole                      250              6825
Merck & Co., Inc.              COM              58933y105      668    14800 SH       Sole                                      14800
Merge Technologies             COM              589499102      831   217400 SH       Sole                                     217400
Microchip Technology Incorpora COM              595017104     1312    40060 SH       Sole                                      40060
Monsanto Company               COM              61166w101      371     4070 SH       Sole                                       4070
Monster Beverage Corporation   COM              611740101      610    11272 SH       Sole                     1100             10172
National Fuel Gas              COM              636180101      211     3900 SH       Sole                                       3900
Neogenomics Inc New            COM              64049m209      211    70000 SH       Sole                                      70000
Nestle S A Reg B ADR           COM              641069406     2945    46585 SH       Sole                     2500             44085
Newmont Mining                 COM              651639106     1797    32080 SH       Sole                                      32080
NovaGold Resources Inc.        COM              66987e206      179    31900 SH       Sole                                      31900
Novo-Nordisk a/s adr F         COM              670100205      549     3475 SH       Sole                      600              2875
O'Reilly Automotive, Inc       COM              67103h107     1145    13689 SH       Sole                      900             12789
Occidental Petroleum Corp.     COM              674599105     1755    20390 SH       Sole                     1050             19340
Oracle Systems Corp.           COM              68389X105      350    11120 SH       Sole                                      11120
Penn West Petroleum Ltd        COM              707887105      287    20150 SH       Sole                                      20150
Pepsico, Inc.                  COM              713448108     1701    24023 SH       Sole                                      24023
Pfizer, Inc.                   COM              717081103      646    25980 SH       Sole                                      25980
Philip Morris International    COM              718172109      483     5360 SH       Sole                                       5360
Potash Corporation of Saskatch COM              73755l107      246     5650 SH       Sole                                       5650
Procter & Gamble Co.           COM              742718109     3386    48804 SH       Sole                     2392             46412
Republic Services, Inc.        COM              760759100      886    32200 SH       Sole                      650             31550
Ross Stores Inc.               COM              778296103      205     3166 SH       Sole                     1000              2166
Rydex ETF Trust Australian Dol COM              23129u101     1165    11200 SH       Sole                     1700              9500
Schlumberger Ltd.              COM              806857108     2312    31955 SH       Sole                                      31955
Starbucks Corp.                COM              855244109      206     4045 SH       Sole                                       4045
Stericycle Inc                 COM              858912108     2025    22375 SH       Sole                                      22375
Synacor, Inc.                  COM              871561106      210    27600 SH       Sole                                      27600
Transglobe Energy Corp.        COM              893662106      174    16000 SH       Sole                                      16000
US Bancorp                     COM              902973304      236     6862 SH       Sole                                       6862
Unilever                       COM              904767704      738    20200 SH       Sole                     3800             16400
United Technologies Corp.      COM              913017109     1258    16065 SH       Sole                     1200             14865
United Therapeutics Corp       COM              91307c102     1034    18500 SH       Sole                     3100             15400
Varian Medical Sys Inc.        COM              92220P105      471     7804 SH       Sole                                       7804
Verizon Communications         COM              92343V104     3670    80526 SH       Sole                     2900             77626
Vista Gold                     COM              927926204      216    59400 SH       Sole                                      59400
Vodafone Group PLC             COM              92857W209     2146    75265 SH       Sole                     6300             68965
Wal-Mart Stores                COM              931142103     3454    46795 SH       Sole                     2400             44395
Wisconsin Energy               COM              976657106      332     8800 SH       Sole                     2000              6800
Yamana Gold, Inc.              COM              98462y100      211    11000 SH       Sole                                      11000
iShares MSCI Singapore Index F COM              464286673     1292    96300 SH       Sole                    14000             82300